Investment in Joint Ventures and Associates (Details) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Rombo Cia Financiera SA
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 776,230	$ 1,142,853
BBVA Consolidar Seguros S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		680,317	672,261
Interbanking S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		319,835	249,690
Play Digital S A [Member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[1]	114,050	112,296
Total Investments in Joint Ventures and Associates
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		2,037,117	$ 2,177,100
Openpay Argentina SA [Member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 146,685

[1]	On January 20, 2022, an irrevocable capital contribution on account of future subscription of shares was made to Play Digital S.A., amounting to 141,362. Such contribution was made in order to have working capital for the performance of activities. The Bank’s ownership interest as of the date of the contribution is 10.832% of the company.